Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Interest expense	$ 164,469	$ 87,774	$ 1,147,610
Professional services			114,849
Patents			85,412
Deferred compensation			90,199
Transaction costs			75,000
Accounts payable	200,019	119,776
Payroll liabilities	11,030	7,839	1,679
Total Accounts Payable and Accrued Expenses	$ 375,518	$ 215,389	$ 1,525,604